Asset acquisition (Tables)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule Of Purchase Price Allocation 1

The purchase price has been allocated as follows:
Inventory	$17,400
Machinery and equipment	171,910
Computer equipment	22,070
Tooling	5,550
Developed technology	240,000
Goodwill	40,870
$497,800